Profit On Sale Of Assets Realization Of Loans Indirect Tax And Other - Footnotes (Details) (USD $) In Millions, unless otherwise specified	3 Months Ended
	Mar. 31, 2012	Mar. 31, 2011
Component Of Operating Other Cost And Expense [Line Items]
Indirect tax expenses and legal claims	$ 6	$ 5
Impairment of investments	1	0
Royalties Received	(16)	(8)
Boddington [Member]
Component Of Operating Other Cost And Expense [Line Items]
Royalties Received	(14)	(6)
Tau Lekoa [Member]
Component Of Operating Other Cost And Expense [Line Items]
Royalties Received	(1)	(1)
Other Royalty Agreements [Member]
Component Of Operating Other Cost And Expense [Line Items]
Royalties Received	(1)	(1)
Ghana [Member]
Component Of Operating Other Cost And Expense [Line Items]
Indirect tax expenses and legal claims		5
Guinea [Member]
Component Of Operating Other Cost And Expense [Line Items]
Indirect tax expenses and legal claims	3
United States of America [Member]
Component Of Operating Other Cost And Expense [Line Items]
Indirect tax expenses and legal claims	2
Argentina [Member]
Component Of Operating Other Cost And Expense [Line Items]
Indirect tax expenses and legal claims	$ 1